Statutory Prospectus Supplement dated July 12, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Mid Cap Growth Fund

Effective July 15, 2013, the following information replaces in its entirety the information appearing under the heading "Fund Summary — Fees and Expenses of the Fund":

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information—Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares" on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B		C	R	Y

Management Fees	0.68%	0.68%		0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25	0.25	[1]	1.00	0.50	None
Other Expenses	0.34	0.34		0.34	0.34	0.34
Total Annual Fund Operating Expenses[2]	1.27	1.27		2.02	1.52	1.02
Fee Waiver and/or Expense Reimbursement[3]	0.12	0.12		0.12	0.12	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15	1.15		1.90	1.40	0.90

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[3]	Effective July 15, 2013, Invesco Advisers, Inc. (Invesco or the Adviser), has contractually agreed, through at least July 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.15%, 1.90%, 1.90%, 1.40% and 0.90%, respectively of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on July 31, 2015.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$908	$1,186	$1,979
Class B	617	678	873	1,512
Class C	293	610	1,065	2,328
Class R	143	456	806	1,792
Class Y	92	300	539	1,225

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$908	$1,186	$1,979
Class B	117	378	673	1,512
Class C	193	610	1,065	2,328
Class R	143	456	806	1,792
Class Y	92	300	539	1,225

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio."

Statutory Prospectus Supplement dated July 12, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Mid Cap Growth Fund

Effective July 15, 2013, the following information replaces in its entirety the information appearing under the heading "Fund Summary — Fees and Expenses of the Fund":

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	0.16	0.06
Total Annual Fund Operating Expenses[1]	0.84	0.74

[1]	"Other Expenses" for Class R6 shares and "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$86	$268	$466	$1,037
Class R6	76	237	411	918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio."